Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 27, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Data (Unaudited)

	Fiscal 2013 (by quarter)
	Q1	Q2	Q3 (1)	Q4
Net sales	$504.0	$585.3	$570.0	$545.2
Gross profit	233.5	273.5	265.8	252.1
Income (loss) from continuing operations	19.8	34.5	(27.7)	31.2
(Loss) income from discontinued operations	(0.6)	(0.5)	(0.2)	2.3
Net income (loss)	19.2	34.0	(27.9)	33.5

Basic earnings (loss) per share from continuing operations (2)(3)	$0.34	$0.60	$(0.48)	$0.54
Diluted earnings (loss) per share from continuing operations (2)(3)	0.34	0.60	(0.48)	0.54

	Fiscal 2012 (by quarter)
	Q1	Q2	Q3	Q4
Net sales	$503.7	$523.1	$516.3	$513.1
Gross profit	234.8	253.5	243.2	233.3
Income from continuing operations	36.6	42.3	35.1	27.3
Loss from discontinued operations	(0.3)	(3.4)	(1.9)	(1.1)
Net income	36.3	38.9	33.2	26.2

Basic earnings per share from continuing operations (2)(3)	$0.63	$0.73	$0.61	$0.47
Diluted earnings per share from continuing operations (2)(3)	0.63	0.73	0.61	0.47

(1)	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
(2)	Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this prospectus.
(3)	The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 and each quarter in fiscal 2012 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.